1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 98.7%
Communication Services - 4.2%
5,871 Cable One, Inc. $ 9,651,983
Consumer Discretionary - 1.8%
79,295 CarMax, Inc.
(a)
4,268,450
Financials - 10.2%
13,331 Markel Corp.
(a)
12,369,702
53,314 Moody's Corp. 11,275,911
23,645,613
Health Care - 16.2%
47,125 Bio-Techne Corp. 8,935,842
9,903 IDEXX Laboratories, Inc.
(a)
2,398,903
37,961 Illumina, Inc.
(a)
10,367,908
9,129 Intuitive Surgical, Inc.
(a)
4,520,772
22,166 Teleflex, Inc. 6,491,535
30,138 Veeva Systems, Inc., Class A
(a)
4,712,679
37,427,639
Industrials - 23.6%
10,299 CoStar Group, Inc.
(a)
6,047,676
181,721 Fastenal Co. 5,678,781
48,419 HEICO Corp., Class A 3,093,974
24,085 Old Dominion Freight Line, Inc. 3,161,397
25,879 Roper Technologies, Inc. 8,069,331
18,145 TransDigm Group, Inc.
(a)
5,809,848
84,394 Verisk Analytics, Inc. 11,762,836
140,898 Waste Connections, Inc. 10,919,595
54,543,438
Information Technology - 26.4%
49,339 ANSYS, Inc.
(a)
11,469,837
18,134 Atlassian Corp. PLC, Class A
(a)
2,489,073
128,055 Black Knight, Inc.
(a)
7,434,873
154,126 Blackline, Inc.
(a)
8,108,569
116,518 Brooks Automation, Inc. 3,553,799
9,970 Coupa Software, Inc.
(a)
1,393,108
69,836 Envestnet, Inc.
(a)
3,755,780
31,239 Okta, Inc.
(a)
3,819,280
208,848 PROS Holdings, Inc.
(a)
6,480,553
67,746 Qualys, Inc.
(a)
5,893,225
13,252 Twilio, Inc.
(a)
1,185,922
18,486 Tyler Technologies, Inc.
(a)
5,482,208
61,066,227
Materials - 8.9%
65,055 Ecolab, Inc. 10,137,520
95,953 Vulcan Materials Co. 10,369,641
20,507,161
Shares Security Description Value
Real Estate - 7.4%
193,632 CBRE Group, Inc., Class A
(a)
$ 7,301,863
36,791 SBA Communications Corp. REIT 9,932,466
17,234,329
Total Common Stock (Cost $227,747,851) 228,344,840
Investments, at value - 98.7% (Cost
$227,747,851) $ 228,344,840
Other Assets & Liabilities, Net - 1.3% 3,059,592
Net Assets - 100.0% $ 231,404,432
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 228,344,840
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 228,344,840